Major Classes of Property, Plant and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Land	¥ 107,168	¥ 97,943
Buildings	389,484	353,486
Machinery and equipment	772,526	712,578
Construction in progress	22,339	21,897
Total	1,291,517	1,185,904
Less: accumulated depreciation and amortization	(706,297)	(656,248)
Net property, plant and equipment	¥ 585,220	¥ 529,656	¥ 508,387